UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Vontobel International Equity Active ETF

VNIE

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about the Vontobel International Equity Active ETF (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/exchange-traded-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel International Equity Active ETF	$31	0.60%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,302,177	43	$-	115%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Japan 15.7%
United States 12.6%
Canada 12.2%
United Kingdom 11.9%
Taiwan 7.9%
Germany 6.9%
Netherlands 5.6%
Switzerland 5.5%
Singapore 4.6%
France 4.3%
Norway 3.3%
Sweden 3.2%
Other Countries 4.5%

Table Summary
Value	Value
Other Countries	4.5%
Sweden	3.2%
Norway	3.3%
France	4.3%
Singapore	4.6%
Switzerland	5.5%
Netherlands	5.6%
Germany	6.9%
Taiwan	7.9%
United Kingdom	11.9%
Canada	12.2%
United States	12.6%
Japan	15.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	7.0%
Tokyo Electron	6.2%
ASML Holding	5.6%
Galderma Group	5.4%
TC Energy	4.3%
Coca-Cola	3.9%
Linde	3.9%
Infineon Technologies	3.5%
Siemens Energy	3.2%
Singapore Technologies Engineering	3.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/exchange-traded-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNIE-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND II

Vontobel International Equity Active ETF

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

June 30, 2026

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
June 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statement of Changes in Net Assets	5
Financial Highlights	6
Notes to Financial Statements	7
Other Information (Form N-CSRS Items 8-11)	13

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
June 30, 2026 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%#

	Shares	Value
CANADA — 12.2%
Energy — 7.4%
Enbridge	5,263	$285,306
TC Energy	6,078	402,358
		687,664
Financials — 4.0%
Great-West Lifeco, Cl Common Subs. Receipt	2,238	142,554
Royal Bank of Canada	1,086	224,801
		367,355
Information Technology — 0.8%
Constellation Software	41	77,159
		1,132,178
FRANCE — 4.3%
Consumer Discretionary — 0.1%
Hermes International	4	7,308

Industrials — 2.0%
Safran	480	189,331

Materials — 2.2%
Air Liquide	1,038	205,659
		402,298
GERMANY — 6.9%
Financials — 0.1%
Deutsche Boerse	48	13,105

Industrials — 3.3%
Siemens Energy	1,593	301,968

Information Technology — 3.5%
Infineon Technologies	3,449	322,045
		637,118
HONG KONG — 0.1%
Financials — 0.1%
AIA Group	1,007	9,175

ITALY — 2.4%
Consumer Discretionary — 0.1%
Ferrari	25	9,271

Utilities — 2.3%
Terna - Rete Elettrica Nazionale	18,370	215,065
		224,336
JAPAN — 15.7%
Consumer Discretionary — 1.5%
Panasonic Holdings	5,000	138,502

Financials — 2.8%
Mitsubishi UFJ Financial Group	4,300	84,849

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Mizuho Financial Group	3,728	$177,609
		262,458
Information Technology — 11.4%
Disco	451	225,493
Keyence	517	257,856
Tokyo Electron	1,217	577,705
		1,061,054
		1,462,014
NETHERLANDS — 5.6%
Information Technology — 5.6%
ASML Holding	266	523,509

NORWAY — 3.3%
Energy — 1.4%
Aker BP	4,135	126,697

Industrials — 1.9%
Kongsberg Gruppen	5,948	179,303
		306,000
SINGAPORE — 4.6%
Financials — 1.4%
DBS Group Holdings	2,700	136,519

Industrials — 3.2%
Singapore Technologies Engineering	36,711	294,891
		431,410
SOUTH KOREA — 2.0%
Consumer Staples — 2.0%
KT&G	1,692	185,330

SWEDEN — 3.2%
Financials — 0.5%
Svenska Handelsbanken, Cl A	3,041	44,807

Industrials — 2.7%
Sandvik	6,220	257,010
		301,817
SWITZERLAND — 5.5%
Health Care — 5.5%
Galderma Group	2,218	505,659
Lonza Group	14	9,473
		515,132
TAIWAN — 7.9%
Information Technology — 7.9%
Delta Electronics	1,274	77,984
Taiwan Semiconductor Manufacturing ADR	1,373	655,704
		733,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
June 30, 2026 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — 11.9%
Consumer Discretionary — 5.9%
Games Workshop Group	937	$268,624
InterContinental Hotels Group	1,645	283,351
		551,975
Industrials — 2.1%
Diploma	2,090	197,782

Information Technology — 2.5%
Halma	4,429	231,255

Utilities — 1.4%
National Grid	7,525	124,645
		1,105,657
UNITED STATES — 12.6%
Communication Services — 0.4%
Liberty Media -Liberty Formula One, Cl C *	204	19,408
Netflix *	239	17,065
		36,473
Consumer Staples — 6.3%
Coca-Cola	4,515	366,934
Philip Morris International	1,196	216,368
		583,302
Industrials — 2.0%
Ferrovial	2,655	182,067
Materials — 3.9%
Linde	706	366,372
		1,168,214
TOTAL COMMON STOCK
(Cost $7,760,947)		9,137,876

TOTAL INVESTMENTS — 98.2%
(Cost $7,760,947)		$9,137,876

Percentages are based on Net Assets of $9,302,177.

#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of June 30, 2026, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
June 30, 2026 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $7,760,947)	$9,137,876
Foreign Currency, at Value (Cost $1,718)	1,698
Cash	244,132
Receivable for Investment Securities Sold	51,384
Due from Adviser	14,233
Dividends and Interest Receivable	13,743
Foreign Tax Reclaim Receivable	5,465
Unrealized Appreciation on Spot Currency Contracts	158
Prepaid Expenses	107
Total Assets	9,468,796
Liabilities:
Payable for Investment Securities Purchased	118,697
Offering Costs Payable	23,333
Audit Fees Payable	15,159
Administrator Fees Payable	8,219
Chief Compliance Officer Fees Payable	284
Other Accrued Expenses	927
Total Liabilities	166,619
Commitments and Contingencies †
Net Assets	$9,302,177
Net Assets Consist of:
Paid-in Capital	$9,255,375
Total Distributable Earnings	46,802
Net Assets	$9,302,177
Shares:
Net Assets	$9,302,177
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	350,000
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$26.58

†	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL INTERNATIONAL EQUITY ACTIVE ETF
FOR THE SIX MONTHS ENDED
June 30, 2026 (Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividend Income	$145,228
Interest Income	4,001
Less: Foreign Taxes Withheld	(10,233)
Total Investment Income	138,996
Expenses:
Administration Fees	49,589
Investment Advisory Fees	26,703
Trustees' Fees	2,197
Chief Compliance Officer Fees	435
Custodian Fees	19,369
Offering Costs	18,357
Audit Fees	15,159
Registration Fees	4,959
Legal Fees	2,247
Printing Fees	2,199
Insurance and Other Expenses	3,077
Total Expenses	144,291
Less:
Waiver of Investment Advisory Fees	(26,703)
Reimbursement by Investment Adviser	(90,884)
Net Expenses	26,704
Net Investment Income	112,292
Net Realized Gain (Loss) on:
Investments	(619,142)
Foreign Currency Transactions	(14,146)
Net Realized Loss	(633,288)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,114,790
Foreign Currency Transactions	(274)
Net Change in Unrealized Appreciation	1,114,516
Net Realized and Unrealized Gain	481,228
Net Increase in Net Assets Resulting from Operations	$593,520

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
June 30, 2026 (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(1)
Operations:
Net Investment Income	$112,292	$32,425
Net Realized Loss	(633,288)	(612,115)
Net Change in Unrealized Appreciation	1,114,516	262,267
Net Increase (Decrease) in Net Assets Resulting from Operations	593,520	(317,423)
Distributions:	—	(28,035)
Capital Share Transactions:
Issued	636,678	11,591,895
Redeemed	(651,842)	(2,522,616)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,164)	9,069,279
Total Increase in Net Assets	578,356	8,723,821

Net Assets:
Beginning of Period	8,723,821	—
End of Period	$9,302,177	$8,723,821
Shares Transactions:
Issued	25,000	450,000
Redeemed	(25,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	—	350,000

(1)	Commenced operations on May 14, 2025.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
INTERNATIONAL EQUITY ACTIVE ETF
June 30, 2026 (Unaudited)

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	Six Months Ended June 30, 2026 (Unaudited)		Period Ended December 31, 2025(1)
Net Asset Value, Beginning of Period	$24.93		$25.00
Income (Loss) from Operations:
Net Investment Income(2)	0.32		0.09
Net Realized and Unrealized Gain (Loss)	1.33		(0.08)
Total from Operations	1.65		0.01
Dividends and Distributions:
Net Investment Income	—		(0.08)
Total Dividends and Distributions	—		(0.08)
Net Asset Value, End of Period	$26.58		$24.93
Total Return*	6.62%		0.04%
Ratios and Supplemental Data

Net Assets, End of Period (Thousands)	$9,302		$8,724

Ratio of Expenses to Average Net Assets	0.60	%†	0.60	%†
Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.24	%†	3.11	%†
Ratio of Net Investment Income to Average Net Assets	2.52	%†	0.55	%†
Portfolio Turnover Rate	115	%(3)	107	%(3)

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
(1)	Commenced operations on May 14, 2025.

(2)	Per share data calculated using average shares method.

(3)	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
June 30, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.  Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Vontobel International Equity Active ETF (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified, open-end management investment company registered under the 1940 Act. Vontobel Asset Management, Inc. (the "Adviser") serves as the investment adviser of the Fund. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Fund may be different from their net asset value ("NAV"). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Fund are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

The Fund commenced operations on May 14, 2025.

2.  Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Fund’s Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
June 30, 2026 (Unaudited)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current periods.

The Fund did not record any tax provision in the current periods. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the six months ended June 30, 2026, the Fund incurred offering costs of $18,357. As of June 30, 2026, the Fund had offering costs of $23,333, remaining to be amortized.

Creation Units — The Fund issues shares to (or redeems shares from) certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a portfolio of in-kind securities designated by the Fund and/or cash.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the "Distributor"), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Segment Reporting —An operating segment is defined in Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s Principal Financial Officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Funds' single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
June 30, 2026 (Unaudited)

3.  Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.  Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2026, the Fund incurred $49,589 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.  Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.60% of the average daily net assets of each of the Fund’s share classes until April 30, 2027. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2027. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended June 30, 2026

As of June 30, 2026, fees previously waived and/or reimbursed by the Adviser, which may be subject to possible future recapture are as follows:

Subject to Repayment Until December 31, 2030	Subject to Repayment Until December 31, 2029	Subject to Repayment Until December 31, 2028
$117,587	$147,497	$147,497

6.  Investment Transactions:

For the six months ended June 30, 2026, the Fund made purchases of $11,015,671 and sales of $10,742,191 of investment in securities other than long-term U.S. Government and short-term securities. The sales balances include the effect of securities received or delivered from processing in-kind redemptions of $668,792 and realized gain of $240,059 and have been properly excluded from the calculation of portfolio turnover within the Fund's financial highlights.

For the six months ended June 30, 2026, there were no purchases or sales of long-term U.S. Government securities by the Fund.

7.  Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the year ended December 31, 2025 were as follows:

	Ordinary Income	Return of Capital	Total
2025	$28,035	$–	$28,035

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
June 30, 2026 (Unaudited)

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Late Year Loss Deferral	$(1,025)
Capital Loss Carryforwards	(699,447)
Unrealized Appreciation	153,846
Other Temporary Differences	(92)
Total Distributable Earnings	$(546,718)

Post-October capital and specified losses are losses realized on investment transactions from November 1, 2025 through December 31, 2025 that in accordance with Federal income tax regulations, the fund defers and treats as having arisen in the following fiscal year.

The Fund had short-term capital loss carryforwards of $699,447 for the period. For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales loss deferrals. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2026, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$7,760,947	$1,506,904	$(129,975)	$1,376,929

8.  Concentration of Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

ETF Risks – The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

●	Trading Risk – Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which may increase the variance between the market price of the Fund shares and the value of its underlying holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

●	Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. Retail investors cannot transact directly with the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace to transact in Fund shares. As a result of these and other considerations, Fund shares may trade at a material discount to its NAV. In addition, the Fund may face possible delisting if: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
June 30, 2026 (Unaudited)

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Investment Style Risk – The Fund pursues a “growth style” of investing, meaning that the Fund invests in equity securities of companies that the Adviser believes will have above-average rates of relative earnings growth and which, therefore, may experience above-average increases in stock prices. Over time, a relative growth investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Active Management Risk – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Large Capitalization Company Risk – The large capitalization companies in which the Fund may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Small- and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

IPO Risk – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Sustainability Risk – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

ESG Integration/Active Ownership Risk – The Fund intends to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Fund’s exposure to certain companies or industries and the Fund may forgo certain investment opportunities; however, these ratings are viewed holistically and the Fund may not forego an investment solely based upon a low score. The Fund’s results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor.

Third-Party Data Provider Risk – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third-party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Fund’s portfolio.

9.  Other:

At June 30, 2026, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund’s Distributor.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
June 30, 2026 (Unaudited)

10.  Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11.  Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
June 30, 2026

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 24–25, 2026 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
June 30, 2026

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Vontobel Funds

P.O. Box 219009

Kansas City, MO 64121

Investment Adviser:

Vontobel Asset Management, Inc.

66 Hudson Boulevard, Suite 3401

New York, NY 10001

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

VON-SA-003-0200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 4, 2026